TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 1,000	$ 808
Sales taxes receivables	241	193
Prepaids and other	227	174
Short-term deposits and advances	212	200
Inventory	163	154
Collateral deposits	133	197
Tax receivables	113	91
Current portion of contract asset	72	65
Other short-term receivables	303	242
Trade receivables and other current assets	$ 2,464	$ 2,124